CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (391,723)	$ (687,057)	$ (750,942)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization	146,210	188,078	244,659
Change in asset retirement obligation	48,634	16,000	16,000
Stock-based compensation	124,458	108,302	58,055
Warrant expense (gain)	0	(992)	(338,597)
Unrealized foreign exchange loss	11,848	11,969	11,316
Purchase of trading securities	(62,742)	(118,289)	(174,547)
Proceeds on sale of trading securities	15,329	140,121	110,463
Realized gain on sale of trading securities	(11,885)	(9,051)	(21,440)
Unrealized loss on trading securities	27,248	35,268	193,612
Provision for doubtful debts	97,493	0	0
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	(26,082)	167,837	(147,712)
(Increase) decrease in inventory	36,006	(89,938)	0
Increase (decrease) in accounts payable and accrued liabilities	15,923	(80,114)	(93,595)
Net cash (used in) provided by operating activities	30,717	(317,866)	(892,728)
CASH FLOWS FROM INVESTING ACTIVITIES
Restricted cash	0	0	(361)
Net cash used in investing activities	0	0	(361)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of capital stock	(18,901)	(136,679)	(110,546)
Net cash used in financing activities	(18,901)	(136,679)	(110,546)
Change in cash and cash equivalents during the year	11,816	(454,545)	(1,003,635)
Cash and cash equivalents, beginning of the year	850,736	1,305,281	2,308,916
Cash and cash equivalents, end of the year	$ 862,552	$ 850,736	$ 1,305,281